Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of earnings per share

	2025	2024	2023
Numerator
Net income attributable to the owners of the Company	752,461	631,510	386,324
Denominator
Weighted average number of outstanding shares	90,475,878	90,122,429	89,830,351
Effects of dilution from stock options and restricted stock units	791,733	1,032,207	706,492
Weighted average number of outstanding shares adjusted for the effect of dilution	91,267,611	91,154,636	90,536,843

Basic earnings per share (R$)	8.32	7.01	4.30
Diluted earnings per share (R$)	8.24	6.93	4.27